PENSIONS - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) defined_benefit_plan	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Defined benefit schemes:
Defined contribution scheme, charge to net income	$ 2,200	$ 2,100	$ 2,400
Number of defined benefit schemes | defined_benefit_plan	2
Expected amortization of gain (loss), next fiscal year	$ (1,100)	(800)
Accumulated benefit obligation	46,700	53,400
Accumulated other comprehensive income (loss), gain (loss), before tax	10,900	15,900
Other comprehensive income, tax on actuarial loss	700	600	$ 500
Employer contributions	$ 2,900	$ 2,900